Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Currency Exchange Rates [Abstract]
Year-end spot rate	US$1= RMB 6.9646	US$1= RMB 6.3757	US$1= RMB 6.5249
Average rate	US$1= RMB 6.7261	US$1= RMB 6.4515	US$1= RMB 6.8976